Income Tax Recovery (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current income tax recovery (expense):
Luxembourg			$ (2,294)	$ (5,857)	$ (7,615)
Foreign			(13,751)	1,631	(37,016)
Current Income Tax Expense (Benefit), Total			(16,045)	(4,226)	(44,631)
Deferred income tax recovery (expense):
Related to origination and reversal of temporary differences from foreign jurisdictions			23,452	56,355	35,358
Change in valuation allowance			(55,624)	(19,213)	(24)
Income tax recovery (expense)	$ (1,281)	$ 3,847	$ (48,217)	$ 32,916	$ (9,297)